FAIR VALUE MEASUREMENTS (Details 2) $ in Thousands	Mar. 31, 2016 USD ($)
Fair value measurements
Available-for-sale Investments	$ 7,083
Recurring basis
Fair value measurements
Available-for-sale Investments	7,083
Long-term loans	217,122
Long-term bank borrowings	12,345
Contingent consideration	2,846
Outstanding on March 31 year	239,396
Recurring basis | Level 1
Fair value measurements
Available-for-sale Investments	1,897
Outstanding on March 31 year	1,897
Recurring basis | Level 3
Fair value measurements
Available-for-sale Investments	5,186
Long-term loans	217,122
Long-term bank borrowings	12,345
Contingent consideration	2,846
Outstanding on March 31 year	$ 237,499